Property, plant and equipment (Detail Textuals) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment pledged as collateral against the Group's debt	$ 14,382,951	$ 15,808,040